CLAYMORE EXCHANGE-TRADED FUND TRUST
Guggenheim Enhanced Core Bond ETF
Guggenheim Enhanced Short Duration Bond ETF

Supplement to the currently effective Prospectus for the above listed Funds:

The second paragraph in the “Summary Information—Guggenheim Enhanced Core Bond ETF (GIY)—Management” section of the Prospectus is hereby deleted and replaced with the following:

Portfolio Managers. The portfolio managers who are currently responsible for the day-to-day management of the Fund’s portfolio are B. Scott Minerd, Anne Walsh, CFA, James Michal and Jeffrey Abrams. Messrs. Minerd, Michal and Abrams have each managed the Fund’s portfolio since May 2012. Ms. Walsh has managed the Fund’s portfolio since June 2011.

The second paragraph in the “Summary Information—Guggenheim Enhanced Short Duration Bond ETF (GSY)—Management” section of the Prospectus is hereby deleted and replaced with the following:

Portfolio Managers. The portfolio managers who are currently responsible for the day-to-day management of the Fund’s portfolio are B. Scott Minerd, Anne Walsh, CFA and James Michal. Messrs. Minerd and Michal have each managed the Fund’s portfolio since May 2012. Ms. Walsh has managed the Fund’s portfolio since June 2011.

The “Investment Management Services—Portfolio Management” section of the Prospectus is hereby deleted and replaced with the following:

The portfolio managers who are currently responsible for the day-to-day management of Guggenheim Enhanced Core Bond ETF’s portfolio are B. Scott Minerd, Anne Walsh, CFA, James Michal and Jeffrey Abrams. Messrs. Minerd, Michal and Abrams have each managed the Fund’s portfolio since May 2012. Ms. Walsh has managed the Fund’s portfolio since June 2011. The portfolio managers who are currently responsible for the day-to-day management of Guggenheim Enhanced Short Duration Bond ETF’s portfolio are B. Scott Minerd, Anne Walsh, CFA and James Michal. Messrs. Minerd and Michal have each managed the Fund’s portfolio since May 2012. Ms. Walsh has managed the Fund’s portfolio since June 2011.

Mr. Minerd is Chief Investment Officer of Guggenheim. He joined the firm in 1998. Mr. Minerd is a member of the Portfolio Construction Group and guides the investment strategies of the sector portfolio managers. He was formerly a Managing Director with Credit Suisse First Boston in charge of trading and risk management for the Fixed Income Credit Trading Group. In this position, he was responsible for the corporate bond, preferred stock, money markets, U.S. government agency and sovereign debt, derivatives securities, structured debt and interest-rate swaps trading business units. Previously, Mr. Minerd was Morgan Stanley’s London-based European Capital Markets Products Trading and Risk Manager responsible for Eurobonds, Euro-MTNs, domestic European Bonds, FRNs, derivative securities and money market products in 12 European currencies and Asian markets. Mr. Minerd has also held capital markets positions with Merrill Lynch and Continental Bank. Prior to that, he was a Certified Public Accountant working for the public accounting firm of Price Waterhouse. Mr. Minerd holds a B.S. degree in Economics from the Wharton School, University of Pennsylvania, and has completed graduate work at the University of Chicago Graduate School of Business and the Wharton School, University of Pennsylvania. Mr. Minerd is a regularly featured guest on FOX Business News, Bloomberg Television and CNBC sharing his insight on today’s financial climate.

Ms. Walsh joined Guggenheim in 2007 and is head of the Portfolio Construction Group (“PCG”) where she oversees more than $60 billion in fixed income investments including Agencies, Credit, Municipals, Residential Mortgage Backed Securities, Commercial Mortgage Backed Securities and Asset Backed Securities across several Guggenheim affiliates. The PCG is responsible for sector allocation, risk management and hedging strategies for client portfolios, and conveying Guggenheim’s macro-economic outlook to Portfolio Managers and fixed income Sector Specialists. Ms. Walsh specializes in liability driven portfolio management. With more than 28 years in the investment management industry, including roles as a money manager and as a selector of money managers, Ms. Walsh is well suited to understand the needs of institutional clients and how to address them. Prior to joining Guggenheim, Ms. Walsh served as Chief Investment Officer at Reinsurance Group of America, Incorporated (NYSE: RGA), a recognized leader in the global life reinsurance industry. Prior to joining RGA in 2000, Ms. Walsh served as Vice President and Senior Investment Consultant for Zurich Scudder Investments. Earlier, she held roles at Lincoln Investment Management and American Bankers Insurance Group. Ms. Walsh received her BSBA and MBA from Auburn University and her J.D. from the University of Miami School of Law. She is a Fellow of the Life Management Institute and has earned the right to use the Chartered Financial Analyst® designation and is a member of the CFA Institute.

Mr. Michal joined Guggenheim in 2008. He is dedicated to portfolio management for Guggenheim’s Total Return mandates. Mr. Michal is responsible for implementing macro and micro investment themes of the Chief Investment Officers, coordinating with sector heads and traders to determine credit trends and relative value, and for the day-to-day risk monitoring of the assets. Prior to joining Guggenheim, he was an Associate in Wachovia’s structured finance division. He focused on origination, marketing, structuring and execution of collateralized loan obligations for two years. Mr. Michal successfully contributed to a total of 11 completed transactions raising approximately $4.3 billion of capital. Prior to his time in structured credit products, he was an analyst in Wachovia's corporate credit division focusing on portfolio management and loan syndications. Over two years, Mr. Michal underwrote a total of 12 syndicated transactions and managed the loan portfolio risk in the Integrated Electric Utility, Midstream Pipeline and Propane sectors. Mr. Michal earned a BSBA in Finance and International Business from Georgetown University.

Mr. Abrams is a Senior Managing Director and portfolio manager for Guggenheim’s Corporate Credit Strategies. He is also a member of the Investment Committee overseeing Guggenheim’s corporate credit investing activities. Mr. Abrams joined the firm in 2002 and has been instrumental in the growth of Guggenheim’s Corporate Credit business. Mr. Abrams’ prior roles at Guggenheim include covering the Food and Beverage sectors as a senior analyst. He led an industry team focused on investing across the leveraged credit markets in a number of industries including financial institutions, retail, food and beverage and consumer products. Mr. Abrams has also focused on sourcing and structuring directly negotiated middle market debt investments. Prior to joining Guggenheim, Mr. Abrams worked in the Leveraged Finance Group at Bear Stearns where he focused on various leveraged debt transactions across multiple industries. Mr. Abrams received his B.A. in History and a BBA in Finance from Emory University.

The Statement of Additional Information provides additional information about the portfolio managers’ compensation structure, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities of the Funds they manage.

Claymore Exchange-Traded Fund Trust
2455 Corporate West Drive
Lisle, Illinois 60532

Please Retain This Supplement for Future Reference

May 18, 2012	ETF-PRO-SUP-MAY12

This Page Intentionally Left Blank.

CLAYMORE EXCHANGE-TRADED FUND TRUST
Guggenheim Enhanced Core Bond ETF
Guggenheim Enhanced Short Duration Bond ETF

Supplement to the currently effective Statement of Additional Information (“SAI”) for the above listed Funds:

The “Management—Portfolio Managers,” “Management—Other Accounts Managed by the Portfolio Managers,” “Management—Portfolio Manager Compensation” and “Management—Securities Ownership of the Portfolio Managers” sections of the SAI are hereby deleted and replaced with the following:

Portfolio Managers. The portfolio managers who are currently responsible for the day-to-day management of Guggenheim Enhanced Core Bond ETF’s portfolio are B. Scott Minerd, Anne Walsh, CFA, James Michal and Jeffrey Abrams. Messrs. Minerd, Michal and Abrams have each managed the Fund’s portfolio since May 2012. Ms. Walsh has managed the Fund’s portfolio since June 2011. The portfolio managers who are currently responsible for the day-to-day management of Guggenheim Enhanced Short Duration Bond ETF’s portfolio are B. Scott Minerd, Anne Walsh, CFA and James Michal. Messrs. Minerd and Michal have each managed the Fund’s portfolio since May 2012. Ms. Walsh has managed the Fund’s portfolio since June 2011.

Other Accounts Managed by the Portfolio Managers. As of February 29, 2012, the portfolio managers are lead portfolio managers for the management teams primarily responsible for the day-to-day management of the following other accounts:

B. Scott Minerd:
Total Assets
			Number of	in the
			Accounts	Accounts
			In Which	In Which
			the Advisory	the Advisory
		Total Assets	Fee is	Fee is
Type of	Number of	in the	Based on	Based on
Account	Accounts	Accounts	Performance	Performance
Registered	6	$394,892,333	1	$2,479,919
investment
companies
Other pooled
investment
vehicles	2	$2,076,471,914	1	$1,722,909,632
Other accounts	6	$38,621,697,174	0	$—

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Anne Walsh:
Total Assets
			Number of	in the
			Accounts	Accounts
			In Which	In Which
			the Advisory	the Advisory
		Total Assets	Fee is	Fee is
Type of	Number of	in the	Based on	Based on
Account	Accounts	Accounts	Performance	Performance
Registered
investment
companies	9	$947,291,147	1	$2,479,919
Other pooled
investment
vehicles	1	$1,722,909,632	1	$1,722,909,632
Other accounts	23	$59,322,771,985	1	$379,530,303

James Michal:
Total Assets
			Number of	in the
			Accounts	Accounts
			In Which	In Which
			the Advisory	the Advisory
		Total Assets	Fee is	Fee is
Type of	Number of	in the	Based on	Based on
Account	Accounts	Accounts	Performance	Performance
Registered
investment
companies	2	$154,742,708	0	$—
Other pooled
investment
vehicles	1	$1,722,909,632	1	$1,722,909,632
Other accounts	7	$1,481,020,885	1	$379,530,303

Jeffrey Abrams:
Total Assets
			Number of	in the
			Accounts	Accounts
			In Which	In Which
			the Advisory	the Advisory
		Total Assets	Fee is	Fee is
Type of	Number of	in the	Based on	Based on
Account	Accounts	Accounts	Performance	Performance
Registered	9	$2,844,676,091	1	$356,014
investment
companies
Other pooled
investment
vehicles	7	$503,323,832	1	$43,647,641
Other accounts	18	$1,104,539,386	5	$281,149,423

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Portfolio Manager Compensation. Guggenheim compensates portfolio management staff for their management of each Fund’s portfolio. Compensation is evaluated based on their contribution to investment performance relative to pertinent benchmarks and qualitatively based on factors such as teamwork and client service efforts. Guggenheim’s staff incentives may include: a competitive base salary, bonus determined by individual and firm wide performance, equity participation, and participation opportunities in various Guggenheim investments. All Guggenheim employees are also eligible to participate in a 401(k) plan to which Guggenheim may make a discretionary match after the completion of each plan year.

Securities Ownership of the Portfolio Managers.

As of February 29, 2012, none of the portfolio managers hold any securities in either of the Funds.

Claymore Exchange-Traded Fund Trust
2455 Corporate West Drive
Lisle, Illinois 60532

Please Retain This Supplement for Future Reference

May 15, 2012	ETF-SAI-MAY12

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